Share Capital - Schedule of Activity Related to the Warrants (Details) - Warrants [member]	7 Months Ended	12 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares Outstanding, beginning		1,363,750	21,000
Weighted Average Exercise Price Outstanding, beginning		$ 1	$ 1
Shares Outstanding, beginning	21,000	1,398,750	1,363,750
Weighted Average Exercise Price Outstanding, beginning	$ 1	$ 1	$ 1
Shares Exercisable, end of period		1,398,750
Weighted Average Exercise Price Exercisable, end of period		$ 1
Weighted Average Remaining Contractual Life in Years Exercisable, end of period		1 year 3 months 18 days
Aggregate Intrinsic Value Exercisable, end of period | $		$ 0
Shares Activity		35,000
Weighted Average Exercise Price Activity		$ 1
Granted during the year ended June 30, 2024:
Shares To Boustead			92,750
Weighted Average Exercise Price To Boustead			$ 1
Shares To private placement investors			1,250,000
Weighted Average Exercise Price To private placement investors			$ 1
Shares Granted during the period November 29, 2022 through June 30, 2023	21,000
Weighted Average Exercise Price Granted during the period November 29, 2022 through June 30, 2023	$ 1